SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES DATED OCTOBER 7, 2019
----------------------------------------------------------------------------
                   AMERICAN GENERAL LIFE INSURANCE COMPANY

                         VARIABLE SEPARATE ACCOUNT
                      Polaris Advisory Variable Annuity
                    Polaris Platinum III Variable Annuity
                 Polaris Preferred Solution Variable Annuity
----------------------------------------------------------------------------
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      FS VARIABLE SEPARATE ACCOUNT
                  Polaris Platinum III Variable Annuity
               Polaris Preferred Solution Variable Annuity
----------------------------------------------------------------------------
                 THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                        VALIC SEPARATE ACCOUNT A
                  Polaris Platinum Elite Variable Annuity
----------------------------------------------------------------------------

      Effective January 31, 2020, all references in the prospectus to the "SA BlackRock Multi-Asset Income Portfolio" (the "Portfolio") are removed as a result of the liquidation of the Portfolio.



Dated: January 31, 2020

               Please keep this supplement with your prospectus




                             VARIABLE SEPARATE ACCOUNT
                         Polaris Advisory Variable Annuity
                     Polaris Platinum III Variable Annuity
                   Polaris Preferred Solution Variable Annuity
                        Polaris Choice IV Variable Annuity
                      Polaris Select Investor Variable Annuity
--------------------------------------------------------------------------------
          THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                            FS VARIABLE SEPARATE ACCOUNT
                        Polaris Platinum III Variable Annuity
                     Polaris Preferred Solution Variable Annuity
                        Polaris Choice IV Variable Annuity
                      Polaris Select Investor Variable Annuity
--------------------------------------------------------------------------------
                    THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                           VALIC SEPARATE ACCOUNT A
                     Polaris Platinum Elite Variable Annuity
                      Polaris Choice Elite Variable Annuity
--------------------------------------------------------------------------------


     Effective on January 31, 2020, all references in the prospectus to the "SA BlackRock Multi-Asset Income Portfolio" (the "Portfolio") are removed as a result of the liquidation of the Portfolio.

     The liquidation occurred at the close of the New York Stock Exchange ("Market Close"), on January 31, 2020 (the "Liquidation Date"). On the Liquidation Date, funds invested in the Portfolio were automatically liquidated at the closing accumulation unit value and the liquidation proceeds were transferred into the Goldman Sachs VIT Government Money Market Fund (the "Money Market Fund"), Service Class Shares (if you owned Class 3 shares of the Portfolio) or Institutional Class Shares (if you owned Class 1 shares of the Portfolio).

     Existing instructions or instructions received on or after the Liquidation Date for transfers, dollar cost averaging or automatic rebalancing out of the Portfolio (as applicable) will be automatically allocated to the Money Market Fund. You may give us instructions to transfer your contract value to another investment option by completing the Fund Transfer Request Form or you may call our Annuity Service Center at the telephone number below. Please refer to your contract prospectus for a current list of available investment options.

     Neither our automatic transfer of the liquidated proceeds to the Money Market Fund, nor your transfer of assets out of the Portfolio prior to the Liquidation Date or out of the Money Market Fund within 30 days after the liquidation, will count against the free transfers that you are permitted to make each year or for the purposes of the U.S. Mail Policy.

     Should you have any questions, you may contact our Annuity Service Center at 1-800-445-7862.

Dated: January 31, 2020

                 Please keep this supplement with your prospectus